UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9533
Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Colonial Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.2%
EDUCATION – 7.5%
Education – 4.2%
AR University Revenue
	Construction UAMS Campus,
	Series 2004 B,
	Insured: MBIA
	5.000% 11/01/28	1,475,000	1,575,507
DC Catholic University of America
	Series 1999,
	Insured: AMBAC
	5.625% 10/01/29(a)	1,000,000	1,088,050
		Education Total	2,663,557
Student Loan – 3.3%
MT Higher Education Student Assistance Corp.,
	Series 1999 B, AMT,
	6.400% 12/01/32	2,000,000	2,110,600
	Student Loan Total		2,110,600
	EDUCATION TOTAL		4,774,157
HEALTH CARE – 9.3%
Continuing Care Retirement – 1.8%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	500,000	569,645
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	7.200% 11/01/19	550,000	597,855
	Continuing Care Retirement Total		1,167,500
Health Services – 3.5%
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	2,000,000	2,213,380
	Health Services Total		2,213,380
Hospitals – 4.0%
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	400,000	445,028
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.750% 07/01/20	500,000	558,835
OK Industrial Authority Revenue
	Refunding Health Systems Obligation Group,
	Series A,
	Insured: MBIA
	5.750% 08/15/29	1,155,000	1,255,358
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD
	5.875% 12/01/21	300,000	328,161
		Hospitals Total	2,587,382
	HEALTH CARE TOTAL		5,968,262
HOUSING – 5.4%
Assisted Living / Senior – 1.1%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	240,000	223,010
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	480,000	503,535
	Assisted Living / Senior Total		726,545
Multi - Family – 0.8%
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,

	7.500% 07/01/40	250,000	253,345

FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	250,000	254,090
	Multi - Family Total		507,435
Single - Family – 3.5%
AK Housing Finance Corp.,
	Series 1999 A-1,
	Insured: FHA
	6.150% 06/01/39	1,575,000	1,659,373
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: FNMA

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
	6.350% 12/01/29 (b)	105,000	107,084
CO Housing Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	95,000	97,010
OK Housing Finance Agency
	Series 2000 C-2, AMT,
	7.550% 09/01/28	355,000	357,790
	Single - Family Total		2,221,257
	HOUSING TOTAL		3,455,237
OTHER – 14.3%
Other – 3.5%
AL Incentives Financing Authority
	Series 1999 A,
	Insured: AMBAC
	6.000% 10/01/29	2,000,000	2,230,660
		Other Total	2,230,660
Pool / Bond Bank – 1.7%
UT Water Finance Agency
	Series 2002 B,
	Insured: AMBAC
	5.125% 07/01/23	1,000,000	1,082,790
	Pool / Bond Bank Total		1,082,790
Refunded / Escrowed(c) – 9.1%
AL Jefferson County Sewer Authority
	Series 1999 A,
	Insured: FGIC
	Pre-refunded 02/01/09
	5.750% 02/01/38	2,000,000	2,191,460
CA Sacramento City Financing Authority
	City Hall & Redevelopment Projects,
	Series 2002 A,
	Insured: FSA
	5.000% 12/01/32	1,000,000	1,102,870
PA Philadelphia
	Series 1999 C,
	Insured: MBIA
	Pre-refunded 03/01/10
	5.750% 03/01/29	1,750,000	1,937,740
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10
	6.750% 09/01/30	500,000	583,735
	Refunded / Escrowed Total		5,815,805
		OTHER TOTAL	9,129,255

		Par ($)	Value ($)
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	750,000	790,275
		Disposal Total	790,275
	RESOURCE RECOVERY TOTAL		790,275
TAX - BACKED – 55.4%
Local Appropriated – 4.2%
IL Chicago Park District
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/25	1,000,000	1,066,840
IN Carmel Industrial School Building Corp.,
	First Mortgage,
	Series 2003,
	Insured: MBIA
	5.000% 07/15/22	1,000,000	1,075,840
OK Grady County Correctional Facilities
	Series 1999,
	Insured: MBIA
	6.000% 11/01/29	500,000	513,065
	Local Appropriated Total		2,655,745
Local General Obligations – 16.2%
CA Centinela Valley Union High School District
	Series 2002 A,
	Insured: MBIA	730,000	848,632
	5.250% 02/01/22
CA Empire Unified School District No. 1987-1-A
	Series 2002,
	Insured: AMBAC
	(d) 10/01/18	1,665,000	955,627
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(d) 08/01/21	1,000,000	499,420
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(d) 09/01/16	1,400,000	893,928
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

		Par($)	Value($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	5.900% 02/01/21	500,000	615,685
IL Chicago
	Series A
	Insured: FSA
	5.000% 01/01/26	1,000,000	1,066,760
OR Clackamas County School District Number 007J Lake Oswego
	Insured: FSA
	5.250% 06/01/25	1,000,000	1,174,020
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.000% 05/01/11	1,000,000	1,092,570
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(d) 12/01/14	2,080,000	1,440,941
MI Detroit City School District	5.250% 05/01/30	1,500,000	1,748,040
	Local General Obligations Total		10,335,623
Special Non - Property Tax – 19.4%
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1999,
	Insured: FGIC
	5.500% 12/15/24 (a)	2,000,000	2,191,060
LA Ernest N. Moria Exhibition Hall Authority
	Special Tax,
	Series 2004,
	Insured: AMBAC
	5.000% 07/15/23	2,000,000	2,141,480
MI Trunk Line Department of Treasury
	Series 2004,
	Insured: FSA
	5.250% 11/01/21	1,000,000	1,160,710
NJ Economic Development Authority
	Motor Vehicle Revenue,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/26	2,000,000	2,341,660
NY Urban Development Corp.
	State Personal Income Tax,
	Series 2004 A-2,
	Insured: MBIA
	5.500% 03/15/22	1,000,000	1,190,950

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non – Property Tax – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/23	1,000,000	1,199,870
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Insured: AMBAC
	5.500% 07/01/23	1,500,000	1,799,805
Virgin Islands Public Finance Authority
	Series 1999,
	6.500% 10/01/24	350,000	396,361
	Special Non – Property Tax Total		12,421,896
Special Property Tax – 3.9%
CA Huntington Park Public Financing Authority Revenue
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,190,000	1,340,368
CA Pittsburg Redevelopment Agency
	Los Medanos Project,
	Series 1999,
	Insured: AMBAC
	(d) 08/01/26	2,500,000	967,600
FL Lexington Oaks Community Development District
	Series 2000 A,
	7.200% 05/01/30	185,000	193,571
	Special Property Tax Total		2,501,539
State Appropriated – 7.0%
IL Department of Central Management Services
	Series 1999,
	Insured: MBIA
	5.850% 07/01/19	2,000,000	2,194,600
KY Asset Liability Commission
	Insured: MBIA
	5.000% 05/01/25 (e)	1,000,000	1,074,480
NJ Economic Development Authority
	Revenue Refunding School Facilities Construction
	Series 2005 N-1,
	Insured: FGIC
	5.500% 09/01/27	1,000,000	1,206,550
	State Appropriated Total		4,475,630
State General Obligations – 4.7%
CA
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/16	500,000	601,395

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	MA
	Series 2004 C,
	Insured: AMBAC
	5.500% 12/01/24	2,000,000	2,409,000
	State General Obligations Total		3,010,395
	TAX - BACKED TOTAL		35,400,828
TRANSPORTATION – 34.5%
Air Transportation – 6.7%
FL Miami-Dade County Industrial Development Authority
	Airis Miami II, LLC,
	Series 1999 A, AMT,
	Insured: AMBAC
	6.000% 10/15/25	1,000,000	1,101,380
MA Port Authority
	US Airways, Inc.,
	Series 1999, AMT,
	Insured: MBIA
	6.000% 09/01/21	2,500,000	2,635,225
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25	250,000	223,975
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27 (f)	200,000	129,342
	Series 2000, AMT,
	7.750% 02/01/28 (f)	250,000	182,148
	Air Transportation Total		4,272,070
Airports – 10.4%
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC
	5.500% 10/01/19	1,000,000	1,099,800
MO St. Louis Airport Revenue
	Lambert-St. Louis International Airport,
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,189,350
NY Niagara Frontier Transportation Authority
	Series 1999 A, AMT,
	Insured: MBIA
	5.625% 04/01/29	1,000,000	1,072,780
TN Memphis-Shelby County Airport Authority
	Series 1999 D, AMT,
	Insured: AMBAC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	6.000% 03/01/24	3,000,000	3,289,440
		Airports Total	6,651,370
Ports – 4.9%
TX Harris County Port of Houston Authority
	Series 2005 B,
	4.125% 10/01/23(e)	2,000,000	1,968,620
WA Seattle Special Port Authority
	Terminal 18,
	Series 1999 A,
	Insured: MBIA
	6.000% 09/01/29	1,000,000	1,112,690
		Ports Total	3,081,310
Toll Facilities – 7.9%
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	200,000	216,430
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series A,
	Insured: MBIA
	5.000% 04/01/24	1,000,000	1,080,580
	Series B,
	Insured: AMBAC
	5.500% 04/01/20(e)	1,000,000	1,177,870
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	1,200,000	1,421,640
PA Turnpike Commission Registration Fee Revenue
	Series 2005 A
	Insured: FSA
	5.250% 07/15/25	1,000,000	1,174,750
	Toll Facilities Total		5,071,270
Transportation – 4.6%
IN Transportation Finance Authority Highway Revenue
	Series 2004 A,
	Insured: FGIC
	5.250% 06/01/20	1,000,000	1,101,540
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,
	7.375% 01/01/40	250,000	262,645
NY Metropolitan Transportation Authority
	Series 2002 A,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.000% 11/15/30	1,500,000	1,580,520
	Transportation Total		2,944,705
	TRANSPORTATION TOTAL		22,020,725
UTILITIES – 27.6%
Independent Power Producers – 1.3%
MI Midland County Economic Development Corp.
	Series 2000 A, AMT,
	6.875% 07/23/09	500,000	524,125
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	295,000	320,084
	Independent Power Producers Total		844,209
Investor Owned – 11.5%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,
	6.800% 06/01/15	500,000	595,010
CO Adams County Pollution Control Revenue
	Public Service Co. Colorado Project,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	1,000,000	1,029,830
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 1999 C, AMT,
	Insured: AMBAC
	6.200% 11/01/29	2,000,000	2,219,940
KY Boone County Pollution Control Revenue
	Collateral Dayton Power & Light Co.
	Series 2005 A
	Insured: FGIC
	4.700% 01/01/28	1,000,000	1,023,360
TX Brazos River Authority
	Houston Industries, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.125% 05/01/19	2,100,000	2,233,224
	TXU Energy Co. LLC,
	Series 2003 C, AMT,
	6.750% 10/01/38	215,000	240,514
	Investor Owned Total		7,341,878
Municipal Electric – 4.3%
CA Department of Water Resources
	Series 2002 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Insured: AMBAC
	5.500% 05/01/14	1,000,000	1,131,180
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,624,695
	Municipal Electric Total		2,755,875
Water & Sewer – 10.5%
AZ Water System Revenue
	Phoenix Civic Improvement Corp.,
	Series 2001,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,185,020
FL Tallahassee Consolidated Utilities System
	Series 2001,
	Insured: FGIC
	5.500% 10/01/19	1,360,000	1,602,148
SC Lugoff-Elgin Water Authority
	Series 1999,
	Insured: MBIA
	6.050% 11/01/31	1,500,000	1,668,270
TX Houston Utility System Revenue
	Series 2004 A,
	Insured: FSA
	5.250% 05/15/20	2,000,000	2,203,780
	Water & Sewer Total		6,659,218
	UTILITIES TOTAL		17,601,180
	Total Municipal Bonds (cost of $91,486,993)		99,139,919
Municipal Preferred Stock – 0.9%
HOUSING – 0.09%
Multi – Family – 0.09%
Charter Mac Equity Issue Trust
	7.100% 06/30/09(g)	500,000	552,110
	Multi-Family Total		552,110
	HOUSING TOTAL		552,110
	Total Municipal Preferred Stock (cost of $500,000)		552,110

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	77	77
	Total Investment Company (cost of $77)		77

		Par ($)	Value ($)
Short-Term Obligations – 2.2%
VARIABLE RATE DEMAND NOTES(h) – 2.2%
FL Collier County Health Facilities Authority Hospital Revenue
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.330% 01/01/35	100,000	100,000
FL Pinellas County Health Facilities Authority
	All Childrens Hospital, Mease Health
	Care and Metropolitan General Hospital
	Series 1985,
	Insured: AMBAC
	2.340% 12/01/15	500,000	500,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association
	Series 2002 A,
	LOC: U.S. Bank N.A.
	2.370% 10/01/32	100,000	100,000
NE Lancaster County Hospital Authority Number 1 Hospital Revenue
	Bryan Lgh Medical Center Project
	LOC: U.S. Bank N.A.
	2.320% 06/01/18	600,000	600,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JP Morgan Chase Bank
	2.340% 07/01/37	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,400,000
	Total Short-Term Obligations (cost of $1,400,000)		1,400,000

Total Investments – 158.3% (cost of $93,387,070)(i)(j)		101,092,106
Other Assets & Liabilities, Net – (58.3)%		(37,214,962)
Net Assets – 100.0%		63,877,144

Notes to Investment Portfolio:

*		Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		The security or a portion of the security pledged as collateral for open futures contracts. At August 31, 2005, the total market value of securities pledged amounted to $3,279,110.

(b)		Step bond. Shown parenthetically is the next interest rate to be paid.

(c)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)		Zero coupon bond.

(e)		Security purchased on a delayed delivery basis.

(f)		The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At August 31, 2005, the value of these securities amounted to $311,490, which represents 0.5% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the value of this security represents 0.9% of net assets.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2005.

(i)		Cost for federal income tax purposes is $93,313,007.

(j)		Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,900,859	$(121,760)	$7,779,099

At August 31, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	76	$8,517,938	$8,516,415	Dec -2005	$(1,523)

Acronym	Name

ACA	American Capital Access
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radiant Asset Assurance, Inc.
UT	Unlimited Tax

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005